Related Party Balances and Transactions (Details) - USD ($)	9 Months Ended		12 Months Ended
	Jul. 31, 2022	Jul. 31, 2021	Oct. 31, 2021	Dec. 31, 2020
Related Party Transactions [Abstract]
Related Party Transaction, Rate	50.00%		50.00%
Shipping charges	10.00%		10.00%
Related Party Costs	$ 288,731	$ 121,008	$ 153,165	$ 117,310